SENIOR CONVERTIBLE NOTES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Estimate of Fair Value Measurement [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	Oct. 13, 2009 Senior Convertible 7% Notes [Member]	Dec. 31, 2012 Senior Convertible 7% Notes [Member]	Oct. 13, 2009 Senior Convertible 7% Notes [Member] Cyprus Popular Bank Public Co. Ltd. [Member]	Dec. 31, 2012 Senior Convertible 4.5% Notes [Member]	Jun. 19, 2013 8% Notes [Member]	Jun. 19, 2013 15% Notes [Member]	Feb. 05, 2013 15% Notes [Member]	Feb. 05, 2013 15% Notes [Member] Good Faith Credit LLC Good Faith [Member]
Senior Convertible Notes [Line Items]
Proceeds from senior convertible 7% notes, net				$ 145,000			$ 50,000
Debt Instrument, Interest Rate, Stated Percentage	4.50%	4.50%	4.50%	7.00%		7.00%	4.50%
Debt Instrument, Convertible, Conversion Price				$ 135.00							$ 12.30
Arithmetic Average Of Daily Volume Weighted Average Price							80.00%
Consecutive Trading Days On Interest Payment					30 days
Debt Instrument, Interest Rate During Period							4.50%
Debt Instrument Portion Of Principal Amount	1,000
Debt Instrument, Face Amount								$ 1,670		$ 1,000
Debt Instrument, Interest Rate Terms									Borrowings under this note bear a fixed interest rate of 8% per annum on the unpaid principal balance if paid in cash or 15% per annum on the outstanding principal balance if settled by issuance of shares of the Company, at the option of the Company.	Borrowings under this Good Faith Note bear a fixed interest rate of 10% per annum on the unpaid principal balance and 5% per annum on the outstanding principal balance and any accrued and unpaid cash interest in Company’s common shares or cash, at the option of the Company
New debt instrument Interest rate that trigers Interest Adjustments								20.00%
Percentage Of Concersion Price								95.00%
Stock Issued During Period, Shares, New Issues											1,050,000